Condensed Consolidating Financial Information (Balance Sheet) (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 0.8	$ 0.1	$ 67.4	$ 7.6	$ 5.1	$ 0.1
Accounts receivable	209.6	236.5		379.3
Inventory	26.6	44.5		46.6
Other current assets	33.3	52.5		103.1
Total current assets	270.3	333.6		536.6
Property, plant and equipment, net	3,514.4	3,525.7		3,746.0
Intangible assets		1,887.8		3,204.2
Goodwill and intangible assets, net	1,719.1	1,846.9
Investment in consolidated affiliates	0.0	0.0		0.0
Investment in unconsolidated affiliates	260.6	254.3	254.3	295.1
Other assets	3.0	3.1		3.3
Total assets	5,767.4	5,963.6		7,785.2
Current liabilities:
Accounts payable	116.5	141.4		235.0
Other current liabilities	102.8	111.6		176.3
Total current liabilities	219.3	253.0		411.3
Long-term liabilities:
Long-term debt, less current portion	2,530.8	2,501.8		2,014.5
Other long-term liabilities	44.1	43.3		38.3
Deferred income taxes	0.6	0.4		0.7
Partners' capital	2,787.0	2,981.6		5,148.7
Interest of non-controlling partners in subsidiaries	185.6	183.5		171.7
Total partners' capital	2,972.6	3,165.1		5,320.4	5,291.3	859.7
Total liabilities and partners' capital	5,767.4	5,963.6		7,785.2
Eliminations
Current assets:
Cash	0.0	0.0	0.0	0.0
Accounts receivable	0.0	0.0		0.0
Inventory	0.0	0.0		0.0
Other current assets	0.0	0.0
Total current assets	0.0	0.0		0.0
Property, plant and equipment, net	0.0	0.0		0.0
Intangible assets		0.0		0.0
Goodwill and intangible assets, net	0.0	0.0
Investment in consolidated affiliates	(5,350.2)	(5,506.8)		(7,148.0)
Investment in unconsolidated affiliates	0.0	0.0		0.0
Other assets	0.0	0.0		0.0
Total assets	(5,350.2)	(5,506.8)		(7,148.0)
Current liabilities:
Accounts payable	0.0	0.0		0.0
Other current liabilities	0.0	0.0		0.0
Total current liabilities	0.0	0.0		0.0
Long-term liabilities:
Long-term debt, less current portion	0.0	0.0		0.0
Other long-term liabilities	0.0	0.0		0.0
Deferred income taxes	0.0	0.0		0.0
Partners' capital	(5,350.2)	(5,506.8)		(7,148.0)
Interest of non-controlling partners in subsidiaries	0.0	0.0		0.0
Total partners' capital	(5,350.2)	(5,506.8)		(7,148.0)
Total liabilities and partners' capital	(5,350.2)	(5,506.8)		(7,148.0)
Scenario, Previously Reported
Current assets:
Total assets		6,004.5
Long-term liabilities:
Long-term debt, less current portion		2,542.7
Total liabilities and partners' capital		6,004.5
Parent Company
Current assets:
Cash	0.8	0.1	0.0	0.0	0.1
Accounts receivable	0.0	0.0		1.2
Inventory	0.0	0.0		0.0
Other current assets	0.0	0.0		0.0
Total current assets	0.8	0.1		1.2
Property, plant and equipment, net	0.0	0.0		7.9
Intangible assets		40.9		38.0
Goodwill and intangible assets, net	0.0	0.0
Investment in consolidated affiliates	5,350.2	5,506.8		7,148.0
Investment in unconsolidated affiliates	0.0	0.0		0.0
Other assets	0.0	0.0		0.0
Total assets	5,351.0	5,506.9		7,195.1
Current liabilities:
Accounts payable	0.0	0.0		9.0
Other current liabilities	35.8	26.4		23.0
Total current liabilities	35.8	26.4		32.0
Long-term liabilities:
Long-term debt, less current portion	2,528.2	2,498.9		2,012.8
Other long-term liabilities	0.0	0.0		1.6
Deferred income taxes	0.0	0.0		0.0
Partners' capital	2,787.0	2,981.6		5,148.7
Interest of non-controlling partners in subsidiaries	0.0	0.0		0.0
Total partners' capital	2,787.0	2,981.6		5,148.7
Total liabilities and partners' capital	5,351.0	5,506.9		7,195.1
Parent Company | Scenario, Previously Reported
Current assets:
Total assets		5,547.8
Long-term liabilities:
Long-term debt, less current portion		2,539.8
Total liabilities and partners' capital		5,547.8
Guarantor Subsidiaries
Current assets:
Cash	0.0	0.0	67.4	7.6	4.0	$ 0.1
Accounts receivable	209.1	236.0		377.8
Inventory	26.6	44.5		46.6
Other current assets	33.3	52.5		103.1
Total current assets	269.0	333.0		535.1
Property, plant and equipment, net	3,514.4	3,525.7		3,738.1
Intangible assets		1,846.9		3,166.2
Goodwill and intangible assets, net	1,719.1	1,846.9
Investment in consolidated affiliates	0.0	0.0		0.0
Investment in unconsolidated affiliates	0.0	0.0		0.0
Other assets	3.0	3.1		3.3
Total assets	5,505.5	5,708.7		7,442.7
Current liabilities:
Accounts payable	116.5	141.3		225.8
Other current liabilities	67.0	85.2		153.3
Total current liabilities	183.5	226.5		379.1
Long-term liabilities:
Long-term debt, less current portion	2.6	2.9		1.7
Other long-term liabilities	44.1	43.3		36.7
Deferred income taxes	0.6	0.4		0.7
Partners' capital	5,274.7	5,435.6		7,024.5
Interest of non-controlling partners in subsidiaries	0.0	0.0		0.0
Total partners' capital	5,274.7	5,435.6		7,024.5
Total liabilities and partners' capital	5,505.5	5,708.7		7,442.7
Non-Guarantor Subsidiaries
Current assets:
Cash	0.0	0.0	$ 0.0	0.0	$ 1.0
Accounts receivable	0.5	0.5		0.3
Inventory	0.0	0.0		0.0
Other current assets	0.0	0.0		0.0
Total current assets	0.5	0.5		0.3
Property, plant and equipment, net	0.0	0.0		0.0
Intangible assets		0.0		0.0
Goodwill and intangible assets, net	0.0	0.0
Investment in consolidated affiliates	0.0	0.0		0.0
Investment in unconsolidated affiliates	260.6	254.3		295.1
Other assets	0.0	0.0		0.0
Total assets	261.1	254.8		295.4
Current liabilities:
Accounts payable	0.0	0.1		0.2
Other current liabilities	0.0	0.0		0.0
Total current liabilities	0.0	0.1		0.2
Long-term liabilities:
Long-term debt, less current portion	0.0	0.0		0.0
Other long-term liabilities	0.0	0.0		0.0
Deferred income taxes	0.0	0.0		0.0
Partners' capital	75.5	71.2		123.5
Interest of non-controlling partners in subsidiaries	185.6	183.5		171.7
Total partners' capital	261.1	254.7		295.2
Total liabilities and partners' capital	$ 261.1	$ 254.8		$ 295.4